Convertible notes, net - Interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Convertible notes, net
Amortization of debt issuance costs	$ 573	¥ 3,947	¥ 3,712	¥ 3,610
Convertible notes
Convertible notes, net
Amortization of debt issuance costs	573	3,947	3,712	3,610
Total interest expense	17,134	117,940	104,918	96,840
Convertible notes | KKR Notes
Convertible notes, net
Notes interest incurred	9,462	65,130	57,807	53,222
Convertible notes | GM Notes
Convertible notes, net
Notes interest incurred	$ 7,099	¥ 48,863	¥ 43,399	¥ 40,008